Equity Method Based Investees - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of earnings in associated company	$ (417,000)	$ (252,000)	$ (165,000)
Shares held, Percentage	81.20%
Frontline [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Investment in affiliates	4,683,000	5,223,000
Share of earnings in associated company	5,769,000	5,553,000	6,764,000
PixCell [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Investment in affiliates	2,987,000	3,154,000
Share of earnings in associated company	417,000	252,000	165,000
Shares held, Percentage	40.00%	37.60%
Additional shares from other shareholders	$ 250,000